UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                           Form 13F

                      Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: June 30, 2009

 Check here if Amendment [    ];    Amendment Number:

 This amendment (Check only one.) :          [   ] is a restatement
 [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/    Christine M. Sloan            Baltimore, MD            August 3, 2009

       [Signature]                    [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)




                        Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:  0

 Form 13F Information Table Entry Total:  41

 Form 13F Information Table Value Total:  $505,568
                                          (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  NONE

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			FORM 13F INFORMATION TABLE

        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6  COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM   OTHER    VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETN  MANAGERS
                                                                                              SOLE   SHARED NONE

 AGL RESOURCES INC.         COM      001204106  5,247     165,000  SH       SOLE              165,000
 ANADARKO PETROLEUM COR     COM      032511107  6,809     150,000  SH       SOLE              150,000
 APACHE CORP.               COM      037411105  14,430    200,000  SH       SOLE              200,000
 BAKER HUGHES, INC..        COM      057224107  3,826     105,000  SH       SOLE              105,000
 CHEVRON CORP.              COM      166764100  60,619    915,000  SH       SOLE              915,000
 COMPLETE PRODUCTION SE     COM      20453E109  2,547     400,500  SH       SOLE              400,500
 CONOCOPHILLIPS             COM      20825C104  17,324    411,891  SH       SOLE              411,891
 CONSOL ENERGY INC.         COM      20854P109  4,245     125,000  SH       SOLE              125,000
 DEVON ENERGY CORP.         COM      25179M103  13,080    240,000  SH       SOLE              240,000
 DUPONT EI DE NEMOURS       COM      263534109  6,213     242,500  SH       SOLE              242,500
 ENERGEN CORP.              COM      29265N108  11,970    300,000  SH       SOLE              300,000
 EOG RESOURCES INC.         COM      26875P101  13,584    200,000  SH       SOLE              200,000
 EQT CORP                   COM      26884L109  13,922    398,800  SH       SOLE              398,800
 EXXON MOBIL CORP.          COM      30231G102  71,308   1,020,000 SH       SOLE             1,020,000
 FOREST OIL CORP            COM      346091705  1,036      69,477  SH       SOLE              69,477
 HALLIBURTON CO.            COM      406216101  14,490    700,000  SH       SOLE              700,000
 HERCULES OFFSHORE, INC     COM      427093109  1,191     300,000  SH       SOLE              300,000
 HESS CORPORATION           COM      42809H107  13,438    250,000  SH       SOLE              250,000
 INTERNATIONAL COAL GRO     COM      45928H106  8,580    3,000,000 SH       SOLE             3,000,000
 MASSEY ENERGY CO.          COM      576206106  3,517     180,000  SH       SOLE              180,000
 MDU RESOURCES GROUP, I     COM      552690109  7,114     375,000  SH       SOLE              375,000
 NABORS INDUSTRIES, LTD     SHS      G6359F103  8,102     520,000  SH       SOLE              520,000
 NATIONAL FUEL GAS CO.      COM      636180101  7,216     200,000  SH       SOLE              200,000
 NATIONAL OILWELL VARCO     COM      637071101  4,525     138,538  SH       SOLE              138,538
 NEW JERSEY RESOURCES C     COM      646025106  11,112    300,000  SH       SOLE              300,000
 NOBLE CORP                 SHS      H5833N103  23,444    775,000  SH       SOLE              775,000
 NOBLE ENERGY INC.          COM      655044105  20,050    340,000  SH       SOLE              340,000
 NORTHEAST UTILITIES        COM      664397106  4,462     200,000  SH       SOLE              200,000
 NORTHWEST NATURAL GAS      COM      667655104  1,773      40,000  SH       SOLE              40,000
 OCCIDENTAL PETROLEUM C     COM      674599105  26,324    400,000  SH       SOLE              400,000
 QUESTAR CORP               COM      748356102  7,454     240,000  SH       SOLE              240,000
 ROYAL DUTCH SHELL PLC-SPONSORED ADRA780259206  13,300    265,000  SH       SOLE              265,000
 SOUTHWEST GAS CORP         COM      844895102  3,998     180,000  SH       SOLE              180,000
 SOUTHWESTERN ENERGY        COM      845467109   559       14,400  SH       SOLE              14,400
 SPECTRA ENERGY CORP.       COM      847560109  1,841     108,812  SH       SOLE              108,812
 TOTAL S.A.             SPONSORED ADR89151E109  10,846    200,000  SH       SOLE              200,000
 TRANSOCEAN LTD           REG SHS    H8817H100  22,878    307,953  SH       SOLE              307,953
 WEATHERFORD INT'L. LTD     COM      H27013103  7,237     370,000  SH       SOLE              370,000
 WGL HOLDINGS INC.          COM      92924F106  10,339    322,900  SH       SOLE              322,900
 WILLIAMS COMPANIES, IN     COM      969457100  7,025     450,000  SH       SOLE              450,000
 XTO ENERGY                 COM      98385X106  18,593    487,500  SH       SOLE              487,500
                                                505,568
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